STOCKHOLDERS' DEFICIT (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
STOCKHOLDERS' DEFICIT:
Exchange of debt for common stock shares and warrants	7,957,013
Shares issued for manufacturing agreements	12,147
Investments	1,476,000
Issued during the six months ended June 30, 2020	9,445,160	650,138
Convertible debt conversions		650,138
Stock issued, beginning	3,319,486	2,669,348
Issued in period	9,445,160	650,138
Stock issued, ending	12,764,629	3,319,486